Financial Instruments carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]	Financial instruments carried at fair value1 Jun 30, 2023 Dec 31, 2022 in € m. Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets held at fair value: Trading assets 42,581 56,372 9,511 42,035 42,285 8,547 Trading securities 42,379 54,098 3,293 41,826 39,133 3,053 Other trading assets 203 2,275 6,218 209 3,152 5,494 Positive market values from derivative financial instruments 2,533 247,338 8,866 4,937 285,355 9,564 Non-trading financial assets mandatory at fair value through profit or loss 2,025 85,339 4,551 1,605 82,259 5,790 Financial assets designated at fair value through profit or loss 0 0 166 0 75 94 Financial assets at fair value through other comprehensive income 13,335 13,213 3,276 15,892 13,108 2,676 Other financial assets at fair value 1,362 (591)2 6 1,684 (440)2 5 Total financial assets held at fair value 61,837 401,672 26,376 66,153 422,640 26,675 Financial liabilities held at fair value: Trading liabilities 44,616 9,296 94 43,163 7,419 34 Trading securities 44,616 8,220 77 43,162 6,667 30 Other trading liabilities 0 1,076 17 2 752 3 Negative market values from derivative financial instruments 2,877 233,409 7,010 3,256 270,662 8,500 Financial liabilities designated at fair value through profit or loss 0 76,006 3,141 0 51,843 2,792 Investment contract liabilities 0 483 0 0 469 0 Other financial liabilities at fair value 277 1,4512 (240)3 240 1,6872 (511)3 Total financial liabilities held at fair value 47,770 320,644 10,005 46,660 332,080 10,815 1 Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2022 2 Predominantly relates to derivatives qualifying for hedge accounting 3 Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications
Reconciliation of Financial Instruments Categorized in Level 3 [text block table]	Reconciliation of financial instruments classified in Level 3 Reconciliation of financial instruments classified in Level 3 Jun 30, 2023 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcom-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 3,053 0 (40) 955 (598) 0 (288) 576 (364) 3,293 Positive marketvalues fromderivative finan-cial instruments 9,564 0 (323) 0 0 0 (75) 2,110 (2,410) 8,866 Other tradingassets 5,494 0 19 460 (588) 1,107 (582) 582 (275) 6,218 Non-trading financial assets mandatory at fair value through profit or loss 5,790 (1) (118) 198 (80) 77 (789) 120 (646) 4,551 Financial assetsdesignated at fairvalue throughprofit or loss 94 0 (2) 0 0 0 0 75 0 166 Financial assets at fair value through other comprehensive income 2,676 0 (71)5 249 (110) 723 (387) 355 (159) 3,276 Other financialassets at fair value 5 0 0 0 0 0 0 0 1 6 Total financial assetsheld at fair value 26,675 (1) (535)6,7 1,862 (1,377) 1,907 (2,121) 3,817 (3,852) 26,376 Financial liabilitiesheld at fair value: Trading securities 30 0 0 0 0 0 46 0 (0) 77 Negative marketvalues fromderivative financialinstruments 8,500 0 (673) 0 0 0 (205) 1,620 (2,232) 7,010 Other tradingliabilities 3 0 0 0 0 0 14 0 0 17 Financial liabilitiesdesignated at fairvalue throughprofit or loss 2,792 0 (44) 0 0 1,030 (626) 24 (36) 3,141 Other financialliabilities at fair value (511) 0 239 0 0 0 24 (8) 15 (240) Total financialliabilities held atfair value 10,815 0 (477)6,7 0 0 1,030 (746) 1,636 (2,253) 10,005 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 32 million recognized in other comprehensive income, net of tax 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 254 million and for total financial liabilities held at fair value this is a gain of € 39 million 7 For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains Jun 30, 2022 in € m. Balance,beginningof year Changes inthe groupof consoli-dated com-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 3,614 0 (316) 1,646 (1,274) 80 (79) 1,174 (785) 4,060 Positive marketvalues fromderivative finan-cial instruments 9,042 0 (2,034) 0 0 0 13 6,976 (2,477) 11,519 Other tradingassets 5,201 0 37 579 (1,063) 1,431 (660) 505 (567) 5,462 Non-trading financial assets mandatory at fair value through profit or loss 4,896 0 547 162 (61) 1,109 (535) 177 (912) 5,383 Financial assetsdesignated at fairvalue throughprofit or loss 49 0 4 0 0 0 (45) 88 0 96 Financial assets at fair value through other comprehensive income 2,302 0 55 62 (156) 313 (349) 566 (158) 2,585 Other financialassets at fair value 78 0 0 0 0 0 0 0 49 127 Total financial assetsheld at fair value 25,182 0 (1,757)6,7 2,449 (2,553) 2,932 (1,655) 9,486 (4,851) 29,232 Financial liabilitiesheld at fair value: Trading securities 33 0 (1) 0 0 0 0 0 0 33 Negative marketvalues fromderivative financialinstruments 9,781 0 (2,182) 0 0 0 (254) 5,517 (1,904) 10,958 Other tradingliabilities 49 0 (45) 0 0 0 0 0 0 4 Financial liabilitiesdesignated at fairvalue throughprofit or loss 1,740 0 125 0 0 1,163 (129) 80 (50) 2,928 Other financialliabilities atfair value (179) 0 (485) 0 0 0 (7) 1 40 (630) Total financialliabilities held atfair value 11,424 0 (2,588)6,7 0 0 1,163 (390) 5,598 (1,914) 13,293 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 104 million recognized in other comprehensive income, net of tax 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 537 million and for total financial liabilities held at fair value this is a loss of € 73 million 7 For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
Sensitivity Analysis by Type of Instrument [text block table]	Breakdown of the sensitivity analysis by type of instrument1 Jun 30, 2023 Dec 31, 2022 in € m. Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Securities: Debt securities 244 209 239 274 Commercial mortgage-backed securities 27 32 15 20 Mortgage and other asset-backed securities 18 18 20 26 Corporate, sovereign and other debt securities 199 160 204 228 Equity securities 80 66 114 80 Derivatives: Credit 228 132 218 125 Equity 42 38 70 63 Interest related 557 296 605 217 Foreign exchange 40 23 37 30 Other 89 84 59 110 Loans: Loans 514 429 618 459 Other 0 0 0 0 Total 1,793 1,276 1,959 1,357 1 Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table
Quantitative Information about Fair Value (Level 3) 1 [text block table]	Financial instruments classified in Level 3 and quantitative information about unobservable inputs Jun 30, 2023 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 79 0 Price based Price 0% 100 % Discounted cash flow Credit spread (bps) 216 1,750 Mortgage- and other asset-backedsecurities 130 0 Price based Price 0% 102 % Discounted cash flow Credit spread (bps) 120 1,473 Recovery rate 13% 85 % Constant default rate 0% 22 % Constant prepayment rate 2% 31 % Total mortgage- and other asset-backedsecurities 209 0 Debt securities and other debtobligations 4,171 3,031 Price based Price 0% 179 % Held for trading 2,963 77 Discounted cash flow Credit spread (bps) 63 1,333 Corporate, sovereign and otherdebt securities 2,963 Non-trading financial assets mandatory at fair value through profit or loss 1,071 Designated at fair value through profit or loss 0 2,954 Financial assets at fair value through other comprehensive income 138 Equity securities 763 0 Market approach Price per net asset value 0% 100 % Held for trading 122 0 Enterprise value/EBITDA(multiple) 5 13 Non-trading financial assets mandatory at fair value through profit or loss 641 Discounted cash flow Weighted average cost capital 18% 20 % Price based Price 0% 119 % Loans 9,912 17 Price based Price 0% 114 % Held for trading 6,120 17 Discounted cash flow Credit spread (bps) 118 1,364 Non-trading financial assets mandatory at fair value through profit or loss 611 Designated at fair value through profit or loss 166 0 Recovery rate 40% 75 % Financial assets at fair value through other comprehensive income 3,015 Loan commitments 0 8 Discounted cash flow Credit spread (bps) 180 833 Recovery rate 40% 76 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,4492 1793 Discounted cash flow IRR 7% 13 % Repo rate (bps.) 2 643 Total non-derivative financialinstruments held at fair value 17,504 3,235 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 98 million of other trading assets, € 2.2 billion of other non-trading financial assets mandatory at fair value and € 123 million of other financial assets at fair value through other comprehensive income 3 Other financial liabilities include € 136 million of securities sold under repurchase agreements designated at fair value and € 43 million other financial liabilities designated at fair value. Dec 31, 2022 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 22 0 Price based Price 0% 100 % Discounted cash flow Credit spread (bps) 182 1,720 Mortgage- and other asset-backedsecurities 128 0 Price based Price 0% 99 % Discounted cash flow Credit spread (bps) 169 2,672 Recovery rate 16% 95 % Constant default rate 0% 16 % Constant prepayment rate 3% 29 % Total mortgage- and other asset-backedsecurities 151 0 Debt securities and other debtobligations 4,720 2,625 Price based Price 0% 181 % Held for trading 2,741 30 Discounted cash flow Credit spread (bps) 62 1,369 Corporate, sovereign and otherdebt securities 2,741 Non-trading financial assets mandatory at fair value through profit or loss 1,844 Designated at fair value through profit or loss 0 2,594 Financial assets at fair value through other comprehensive income 135 Equity securities 787 0 Market approach Price per net asset value 0% 100 % Held for trading 161 0 Enterprise value/EBITDA(multiple) 5 13 Non-trading financial assets mandatory at fair value through profit or loss 626 Discounted cash flow Weighted average cost capital 8% 20 % Price based Price 0% 150 % Loans 8,819 3 Price based Price 0% 122 % Held for trading 5,298 3 Discounted cash flow Credit spread (bps) 133 1,520 Non-trading financial assets mandatory at fair value through profit or loss 925 Designated at fair value through profit or loss 94 0 Recovery rate 40% 75 % Financial assets at fair value through other comprehensive income 2,502 Loan commitments 0 12 Discounted cash flow Credit spread (bps) 94 925 Recovery rate 35% 76 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,6292 1863 Discounted cash flow IRR 7% 13 % Repo rate (bps.) 2 525 Total non-derivative financialinstruments held at fair value 17,106 2,825 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 196 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 38 million other financial assets at fair value through other comprehensive income 3 Other financial liabilities include € 141 million of securities sold under repurchase agreements designated at fair value and € 45 million other financial liabilities designated at fair value
Quantitative Information about Fair Value (Level 3) 2 [text block table]	Jun 30, 2023 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 5,493 3,522 Discounted cash flow Swap rate (bps) (1,795) 3,550 Inflation swap rate 0% 18 % Constant default rate 0% 14 % Constant prepayment rate 2% 22 % Option pricing model Inflation volatility 1% 8 % Interest rate volatility 0% 43 % IR - IR correlation (1) % 99 % Hybrid correlation (90) % 90 % Credit derivatives 604 501 Discounted cash flow Credit spread (bps) 1 5,554 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 25% 69 % Equity derivatives 416 921 Option pricing model Stock volatility 0% 79 % Index volatility 6% 21 % Index - index correlation 0% 0 % Stock - stock correlation – – Stock Forwards 0% 3 % Index Forwards 0% 6 % FX derivatives 1,628 1,642 Option pricing model Volatility (14) % 46 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (16) 28 Other derivatives 731 1851 Discounted cash flow Credit spread (bps) 519 519 Option pricing model Index volatility 0% 144 % Price 72% 83 % Commodity correlation 0% 85 % Total market values from derivativefinancial instruments 8,872 6,770 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated Dec 31, 2022 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 6,360 4,546 Discounted cash flow Swap rate (bps) (1,748) 1,301 Inflation swap rate (1) % 14 % Constant default rate 0% 15 % Constant prepayment rate 0% 19 % Option pricing model Inflation volatility 1% 6 % Interest rate volatility 0% 43 % IR - IR correlation (1) % 99 % Hybrid correlation (90) % 90 % Credit derivatives 577 517 Discounted cash flow Credit spread (bps) 1 4,885 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 25% 69 % Equity derivatives 452 1,155 Option pricing model Stock volatility 0% 75 % Index volatility 13% 30 % Index - index correlation 88% 96 % Stock - stock correlation 0% 0 % Stock Forwards 1% 11 % Index Forwards 0% 6 % FX derivatives 1,646 1,976 Option pricing model Volatility (12) % 48 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (6) 46 Other derivatives 534 (205)1 Discounted cash flow Credit spread (bps) – – Option pricing model Index volatility 0% 91 % Price 0% 0 % Commodity correlation 0% 85 % Total market values from derivativefinancial instruments 9,569 7,989 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]	Six months ended in € m. Jun 30, 2023 Jun 30, 2022 Financial assets held at fair value: Trading securities (9) (433) Positive market values from derivative financial instruments 441 (1,257) Other trading assets 55 (96) Non-trading financial assets mandatory at fair value through profit or loss (33) 453 Financial assets designated at fair value through profit or loss 0 1 Financial assets at fair value through other comprehensive income (3) 0 Other financial assets at fair value (4) 13 Total financial assets held at fair value 449 (1,318) Financial liabilities held at fair value: Trading securities (0) 1 Negative market values from derivative financial instruments (104) 1,504 Other trading liabilities (0) 45 Financial liabilities designated at fair value through profit or loss 40 (113) Other financial liabilities at fair value (187) 460 Total financial liabilities held at fair value (251) 1,897 Total 199 579
Recognitions of Trade Date Profit [text block table]	in € m. Jun 30, 2023 Jun 30, 2022 Balance, beginning of year 550 462 New trades during the period 187 99 Amortization (77) (49) Matured trades (41) (30) Subsequent move to observability (15) (9) Exchange rate changes (1) 4 Balance, end of period 603 477